Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Cash and Cash Equivalents
Cash deposits	$ 519.0	$ 571.4
Term deposits	920.0	850.5
Cash and cash equivalents	$ 1,439.0	$ 1,421.9	$ 1,295.1	$ 1,196.5